CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Net income	$ 54,434	$ 63,714	$ 45,817
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, amortization and impairment	33,496	24,897	18,869
Share-based compensation	12,376	8,927	16,183
Deferred income taxes	14,025	18,108	2,166
Change in the fair value of contingent consideration liabilities	730	1,238	(130)
Amortization of financing costs and loan discount	494	4,127	5,928
Loss from investment in equity affiliate			511
Loss (gain) on sale of property and equipment	(78)	(114)	(41)
Net change in assets and liabilities, excluding effects of acquisitions:
Trade accounts receivable	(1,181)	7,250	(6,178)
Inventories	(20)	(318)	197
Accounts payable and accrued liabilities	4,293	10,305	9,426
Accrued compensation and benefits	(2,059)	(3,314)	1,712
Increase (decrease) in deferred revenue	(1,214)	13,946	27,675
Income taxes payable	(1,627)	1,340	(974)
Other assets	(6,656)	750	(951)
Other liabilities	1,794	(5,652)	(904)
Net cash provided by operating activities	108,807	145,204	119,306
INVESTING ACTIVITIES:
Purchase of property and equipment and intangible assets	(17,142)	(18,304)	(17,914)
Government grants related to the purchase of property and equipment	1,565	1,578
Proceeds from sale of property and equipment	307	261	83
Cash payments for acquisitions, net of cash acquired and restricted amounts held in escrow	(133,357)	(27,686)	(11,897)
Purchase of investments		(160)
Proceeds from sale of investments		9,750
Decrease (increase) in restricted cash	(16,376)	(5,194)	(514)
Net cash used in investing activities	(165,003)	(39,755)	(30,242)
FINANCING ACTIVITIES:
Payment of contingent consideration	(2,250)	(2,648)	(11,786)
Payment of deferred purchase consideration			(3,500)
Proceeds of credit agreement	224,800	75,000
Debt issuance costs	(4,825)	(1,203)
Repayments of principal on former credit facility	(30,000)	(145,863)	(134,137)
Proceeds from issuance of ordinary shares			64,000
Share issuance costs			(8,302)
Dividends paid			(2,555)
Excess tax benefit			480
Proceeds from exercise of share options	2,831	8,894	379
Repurchases of share rights and options from employees	(1,460)	(5,064)	(1,035)
Repurchase of own shares	(35,334)	(43,411)	(3,869)
Net cash (used in) provided by financing activities	153,762	(114,295)	(100,325)
Effect of exchange rate fluctuations on cash and cash equivalents	(1,008)	(695)	2,411
Change in cash and cash equivalents	96,558	(9,541)	(8,850)
Beginning cash and cash equivalents	42,349	51,890	60,740
Ending cash and cash equivalents	138,907	42,349	51,890
Supplemental cash flow disclosures:
Income taxes paid	(9,467)	(16,045)	(8,755)
Interest paid	(525)	(3,753)	(15,650)
Supplemental non-cash disclosures:
Issuance of ordinary shares on conversion of Class D preferred shares			191,954
Deferred purchase consideration released from escrow	$ 3,928